Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings
	2025	2024

Borrowing in Colombia	225,126	114,312
Borrowings in Brazil	794,173	1,111,258

Total borrowings	1,019,299	1,225,570

(a)    Debt composition

	Average interest rate June 30, 2025 (i)	2025	Average interest rate June 30, 2024 (i)	2024
Debt contracts in Brazil in:
R$, indexed to CDI (ii)	14.65%	520,705	14.52%	946,741
R$, with fixed interest	21.07%	32,323	12.77%	61,280
U.S. Dollars, with fixed interest	12.98%	241,145	8.64%	103,237
Debt contracts in Colombia in:
COP, indexed to IBR (iii)	9.20%	225,126	11.75%	114,312
COP, with fixed interest	—%	—	—%	—

Total		1,019,299		1,225,570

Current		999,432		1,190,961
Non-current		19,867		34,609

(i)       In order to determine the average interest rate for debt contracts with floating rates, the Group used the rates prevailing during the years.

(ii)      Brazilian reais denominated debt that bears interest at the CDI Rate (see Note 7 for a definition of those indexes), plus spread.

(iii)    Colombian peso-denominated debt that bears interest at the IBR rate (see Note 7 for a definition of those indexes), plus spread.

(b)   Movement in borrowings

At June 30, 2022	710,552

Proceeds from borrowings	1,449,445
Repayment of principal amount	(1,456,017)
Accrued interest	319,557
Borrowings from acquired companies	25,756
Exchange rate translation	11,921
Interest payment	(95,739)

At June 30, 2023	965,475

At June 30, 2023	965,475

Proceeds from borrowings	2,565,490
Repayment of principal amount	(2,368,806)
Accrued interest	226,755
Borrowings from acquired companies	61,793
Foreign exchange differences	17,215
Exchange rate translation	(786)
Interest payment	(241,566)

At June 30, 2024	1,225,570

At June 30, 2024	1,225,570

Proceeds from borrowings	874,383
Repayment of principal amount	(1,070,256)
Accrued interest	177,573
Foreign exchange differences	1,409
Exchange rate translation	(4,734)
Interest payment	(184,646)

At June 30, 2025	1,019,299

Disclosure of maturity analysis for borrowings	The installments are distributed by maturity year:
	2025	2024

2025	—	1,237
2026	987	2,732
2027	6,890	21,253
2028	5,254	9,387
2029	6,736	—

Total	19,867	34,609